Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash	$ 103,467,022	$ 51,634,374
Restricted cash	6,576,827	714,245
Accounts receivable, net	15,406,535	11,253,459
Prepayments	10,075,305	25,407,080
Inventories, net	132,128,202	79,986,077
Other current assets	4,570,761	2,282,883
Total Current Assets	272,224,652	171,845,077
Non-current Assets
Restricted cash, non-current	13,375,915	6,511,407
Long-term prepaid expenses	6,747,346	6,834,162
Deposits for property and equipment	3,826,052	776,627
Property and equipment, net	206,577,123	220,648,149
Right of use assets	33,966,220	34,354,338
Deferred tax assets	36,044	178,107
Other non-current assets	820,781	285,954
Total Non-current Assets	265,349,481	269,588,744
Total Assets	537,574,133	441,433,821
Current Liabilities
Short-term bank borrowings	25,674,455	30,648,493
Accounts payable	63,065,077	52,376,724
Contract liabilities	49,327,830	27,592,381
Contract liabilities – related parties	64,715,769	80,348,303
Income tax payable	24,779,716	15,386,467
Other payable and accrued expenses	8,219,614	15,415,684
Lease liabilities, current	3,534,017	2,867,727
Long-term bank borrowings, current portion		5,471,119
Total Current Liabilities	242,396,263	295,704,397
Lease liabilities, non-current	34,028,802	34,474,040
Total Non-current Liabilities	85,391,456	34,474,040
Total Liabilities	327,787,719	330,178,437
Commitments and Contingencies (Note 16)
Shareholders’ Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 42,718,948 shares and 37,758,997 shares issued as of June 30, 2026 and December 31, 2025, and 42,718,948 shares and 36,712,040 shares outstanding as of June 30, 2026 and December 31, 2025, respectively)	4,272	3,671
Additional paid-in capital	81,534,872	28,779,967
Statutory reserves	100,000
Retained earnings	135,697,152	89,976,384
Accumulated other comprehensive loss	(7,549,882)	(7,504,638)
Total Shareholders’ Equity	209,786,414	111,255,384
Total Liabilities and Shareholders’ Equity	537,574,133	441,433,821
Related Party
Current Assets
Accounts receivable – related parties		494,695
Prepayments – a related party		72,264
Current Liabilities
Accounts payable – related parties	3,068,695	3,269,212
Due to related parties	11,090	62,328,287
Due to a related party, non-current	$ 51,362,654